Subsequent events	12 Months Ended
Oct. 31, 2022
Subsequent events
Subsequent events
32.	Subsequent events

(i)    On December 29, 2022, the Company completed its acquisition of 100% of the equity interest of 1171882 B.C. Ltd., operating as Jimmy's Cannabis Shop BC ("Jimmy's"), resulting in the company acquiring two retail cannabis stores currently operated by Jimmy's in British Columbia for $5,300 (the "Transaction"). The Transaction comprised of 2,595,533 common shares of High Tide valued at $5,300 on the basis of a deemed price of C$2.0365 per High Tide Share. The purchase price is subject to a post-closing working capital adjustment provision, to address any increase or decrease of working capital, inventory or cash estimated as of the closing date. Under IFRS 3, if the acquisition date of a business combination is after the end of the reporting period, but prior to the publication of the consolidated financial statements, the Company must provide the information required by IFRS 3 unless the initial accounting for the business combination is incomplete. Due to the short time period between the closing of the acquisition date and the publication of these consolidated financial statements, the allocation of the purchase price has not been provided because that information has not yet been finalized.